UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2018        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (unaudited) August 31, 2018

	Shares	Value
Common Stocks—95.2%
Consumer Discretionary—10.4%
Beazer Homes USA, Inc.*	23,875	$305,839
Callaway Golf Co.	22,701	517,810
Cavco Industries, Inc.*	2,602	638,531
Chegg, Inc.*	18,756	607,319
Five Below, Inc.*	5,706	664,578
Johnson Outdoors, Inc., Class A	3,356	339,896
Kirkland’s, Inc.*	18,295	166,301
New York & Co. Inc.*	78,057	355,159
Shiloh Industries, Inc.*	17,456	156,755
Total Consumer Discretionary		3,752,188
Consumer Staples—2.3%
B&G Foods, Inc.[1]	9,106	290,937
Central Garden & Pet Co., Class A*	7,930	288,097
SunOpta, Inc. (Canada)*	35,539	271,873
Total Consumer Staples		850,907
Energy—2.0%
Aspen Aerogels, Inc.*	52,408	253,655
Matador Resources Co.*,1	9,945	325,599
Profire Energy, Inc.*	46,813	133,417
Total Energy		712,671
Financials—5.0%
Atlas Financial Holdings, Inc.*,1	32,429	332,397
Cowen, Inc.*,1	24,153	367,126
Evercore, Inc., Class A	3,230	342,864
First Bank/Hamilton NJ1	22,281	318,618
HCI Group, Inc.[1]	7,213	292,127
Provident Financial Holdings, Inc.	9,053	166,575
Total Financials		1,819,707
Health Care—27.9%
AxoGen, Inc.*	14,536	637,404
BioLife Solutions, Inc.*	26,385	632,185
Bovie Medical Corp.*	49,087	262,125
Cerus Corp.*	68,268	531,125
Corcept Therapeutics, Inc.*,1	24,168	363,003
Corium International, Inc.*	21,651	211,314
Cutera, Inc.*	11,753	399,602
Harvard Bioscience, Inc.*	91,052	541,759
Insulet Corp.*	6,504	678,172
Intersect ENT, Inc.*	8,182	239,733
Invuity, Inc.*,1	51,317	238,624
Mazor Robotics, Ltd., ADR (Israel)*,1	4,700	224,613

	Shares	Value
Natera, Inc.*,1	17,659	$488,095
Neos Therapeutics, Inc.*,1	31,427	180,705
Novocure, Ltd. (Jersey)*	19,679	886,539
Nuvectra Corp.*	27,651	645,374
Quidel Corp.*	5,055	388,628
Recro Pharma, Inc.*	20,099	128,232
Strongbridge Biopharma PLC*,1	63,961	351,786
Supernus Pharmaceuticals, Inc.*,[1]	8,686	384,790
Tandem Diabetes Care, Inc.*	13,592	621,018
Veracyte, Inc.*,1	44,572	563,390
Vericel Corp.*	13,332	162,650
ViewRay, Inc.*,1	34,813	350,915
Total Health Care		10,111,781
Industrials—18.5%
ARC Document Solutions, Inc.*	58,383	187,993
Arotech Corp.*	71,792	240,503
Builders FirstSource, Inc.*	20,812	325,083
Columbus McKinnon Corp.	9,356	397,911
Ducommun, Inc.*	9,621	391,478
Ennis, Inc.	13,636	297,265
Graham Corp.	13,397	372,571
LB Foster Co., Class A*	13,386	304,532
LSI Industries, Inc.	39,233	202,835
Luxfer Holdings PLC (United Kingdom)	19,260	438,358
Manitex International, Inc.*	39,022	412,853
Patrick Industries, Inc.*	6,671	426,944
RADA Electronic Industries, Ltd. (Israel)*	44,728	118,529
Radiant Logistics, Inc.*	58,581	254,827
Sterling Construction Co., Inc.*	33,959	494,103
Tecogen, Inc.*	51,151	158,057
Textainer Group Holdings, Ltd.*	12,882	194,518
Titan Machinery, Inc.*	21,351	385,599
Transcat, Inc.*	8,547	208,119
Ultralife Corp.*	18,882	163,329
USA Truck, Inc.*	18,622	408,008
Willdan Group, Inc.*	9,776	306,673
Total Industrials		6,690,088
Information Technology—25.3%
Attunity, Ltd. (Israel)*	27,818	580,562
AXT, Inc.*	54,882	433,568
Bel Fuse, Inc., Class B	6,890	197,399
Benefitfocus, Inc.*,1	8,098	357,122
Control4 Corp.*	12,912	418,478

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—25.3%(continued)
CyberOptics Corp.*,1	19,309	$430,591
Datawatch Corp.*	33,442	426,385
Electro Scientific Industries, Inc.*	19,512	428,288
EXFO,Inc.(Canada)*,1	64,701	284,684
Ichor Holdings, Ltd.*,1	13,079	339,138
Identiv, Inc.*	82,618	501,491
Lantronix, Inc.*,1	38,099	202,687
Lumentum Holdings, Inc.*,1	3,902	264,946
Luna Innovations, Inc.*	56,871	211,560
Majesco*	21,593	154,390
Mimecast, Ltd.*	9,525	396,145
Mitek Systems, Inc.*	40,533	293,864
Model N, Inc.*	20,099	341,683
Novanta, Inc.*	11,539	883,887
Perceptron, Inc.*,1	17,070	184,697
Proofpoint, Inc.*	3,567	423,225
Telenav, Inc.*	41,037	229,807
USA Technologies, Inc.*	50,561	821,616
Viavi Solutions, Inc.*	31,938	357,706
Total Information Technology		9,163,919
Materials — 3.8%
Carpenter Technology Corp.	5,706	340,477
Codexis, Inc.*,1	38,896	669,011
Ferro Corp.*	17,288	379,472
Total Materials		1,388,960
Total Common Stocks (Cost $23,443,738)		34,490,221
Rights—0.1%
Health Care—0.1%
Dyax Corp., CVR Expiration 01/30/20*,2	10,896	43,584

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,725,449 or 7.5% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on August 31, 2018.

	Shares	Value
SteadyMed, Ltd., CVR (Israel)*,3,4	42,924	$11,375
Total Rights (Cost $11,375)		54,959

	Principal Amount
Short-Term Investments—11.6%
Joint Repurchase Agreements—7.7%[5]
Credit Suisse AG, dated 08/31/18, due 09/04/18, 1.950% total to be received $794,514 (collateralized by various U.S. Treasuries, 0.000% - 8.500%, 09/13/18 - 09/09/49, totaling $810,229)	$794,342	794,342
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,000,219 (collateralized by various U.S. Government Agency Obligations, 4.000%, 04/20/47 - 06/20/47, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc. dated 08/31/18, due 09/04/18, 1.970% total to be received $1,000,219 (collateralized by various U.S. Government Agency Obligations and Treasuries, 0.000% - 7.000%, 09/13/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,794,342

	Shares
Other Investment Companies—3.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.87%[6]	1,410,259	1,410,259
Total Short-Term Investments (Cost $4,204,601)		4,204,601
Total Investments—106.9% (Cost $27,659,714)		38,749,781
Other Assets, less Liabilities—(6.9)%		(2,516,240)
Net Assets—100.0%		$36,233,541

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the August 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
CVR	Contingent Value Rights

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$34,490,221	—	—	$34,490,221
Rights	—	$43,584	$11,375	54,959
Short-Term Investments
Joint Repurchase Agreements	—	2,794,342	—	2,794,342
Other Investment Companies	1,410,259	—	—	1,410,259

Total Investments in Securities	$35,900,480	$2,837,926	$11,375	$38,749,781

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At August 31, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs which generated no change in unrealized appreciation/depreciation.

As of August 31, 2018, Dyax Corp. transferred from Level 3 to Level 2 and generated a change in unrealized appreciation of $43,584 during the reporting period.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: October 22, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: October 22, 2018